PROVISION FOR POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Postemployment Benefits [Abstract]
SCHEDULE OF PROVISION FOR POST-EMPLOYMENT BENEFITS	Provision for post-employment benefits consists of the following:
	As of December 31,
	2020	2019
Provision for post-employment benefits	$68,701	$-

SCHEDULE OF RECONCILIATION ON PRESENT VALUE OF DEFINED BENEFIT OBLIGATION AND PLAN ASSETS

The following outlines how each category of employee benefits are measured, providing reconciliation on present value of Defined Benefit Obligation and Plan Asset.

	As of December 31,
	2020	2019
Present Value of Defined Benefit Obligation (DBO) and Fair Value of Plan Assets
Present Value of DBO, at the Beginning of Year	$-	$264,253
Current service cost	68,701	75,695
Interest cost on the DBO	-	16,188
Employee benefits are already noted for quit employees	-	-
Exchange rate impact	-	12,805
Present Value of DBO, (expected) at the End of Year	68,701	368,941
Actuarial gain on DBO		(4,179)
Present Value of DBO, (actual) at the End of Year	$68,701	$364,762

Fair Value of Plan Assets at the Beginning of Year	$-	$236,621
Interest income on Plan Assets	-	14,496
Company contribution to Plan Assets	-	105,052
Exchange rate impact	-	12,223
Fair Value of Plan Assets, (expected) at the End of Year	-	368,392
Actuarial gain or loss on Plan Assets	-	6,528
Fair Value of Plan Assets, (actual) at the End of Year	$-	$374,920

The effect of asset ceiling	-	(10,158)

Provision for post-employment benefits	$68,701	$-

SCHEDULE OF KEY INFORMATION FOR THE RECALCULATION OF EMPLOYEE BENEFITS OBLIGATIONS

The following are key information for the recalculation of employee benefits obligations as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Liabilities at the Beginning of Year	$-	$27,632
Post-employment benefits costs	68,701	77,388
Actuarial gain on liabilities	-	(549)
Company contribution	-	(105,052)
Employee benefits paid	-	-
Exchange rate impact	-	581
Liabilities at the End of Year	$68,701	$-